                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-02
                                               --------------

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAR Capital Management
         -------------------------------------------
Address: One Financial Center
         -------------------------------------------
         Suite 1600
         -------------------------------------------
         Boston, MA 02111-2621
         -------------------------------------------

Form 13F File Number: 28-06766
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick S. Downs, Jr.
         -------------------------------------------
Title:   Vice President
         -------------------------------------------
Phone:   617-526-8900
         -------------------------------------------

Signature, Place, and Date of Signing:


 /s/ Frederick S. Downs, Jr.        Boston, MA             8-12-02
----------------------------      ----------------       ------------

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

List of Other Managers Reporting for this Manager: None

Form 13F File Number   Name

28-
   --------------------   ------------------------------------------------------

                            Form 13F SUMMARY PAGE

Report Summary:

List of Other Included Managers:        None
                                   ------------------

Number of Other Included Managers:        None
                                   ------------------

Form 13F Information Table Entry Total:   150
                                        -------------

Form 13F Information Table Value Total:      $936,678
                                        ------------------
                                            (thousands)

List of Other Included Managers:

Name and 13F file number of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report): (list in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                    FORM 13F

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                                                                                                                  (SEC USE ONLY)
As of June 30, 2002                                Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
------------------------------------------------------------------------------------------------------------------------------------
  Item 1             Item 2          Item 3     Item 4         Item 5          Item 6               Item 7          Item 8
                                                                                                                Voting Authority
                                                                         Investment Discretion                     (Shares)
                                                                         ---------------------               ----------------------
                                                                             (b) Shared-  (c)     Managers
                                    CUSIP     Fair Market   Shrs of    (a)   As Defined  Shared-    See      (a)       (b)      (c)
 Name of Issuer    Title of Class   Number        Value     Prn Amt    Sole  in Instr. V  Other   Instr. V   Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AmDocs Limited         Common      G02602103       211                28000         X                          28000
ADC Tele-
 communications        Common      000886101       281               122800         X                         122800
Abercrombie &
 Fitch
 Corporation       Class A Common  002896207     12074               500600         X                         500600
Airtran
 Holdings              Common      00949P108      4665               871900         X                         871900
Alaska Air
 Group Inc.            Common      011659109      5351               205000         X                         205000
Alcan
 Aluminium LTD         Common      013716105      1876                50000         X                          50000
Amercia West
 Holding
 Corporation       Class B Common  023657208      8768              3200000         X                        3200000
Ameristar
 Casinos Inc.          Common      03070Q101      3487               120000         X                         120000
Ameritrade
 Holding Corp      Class A Common  03072H109      6887              1503700         X                        1503700
Amtech SYS Inc.        Common      032332504       157                29400         X                          29400
ATA Holdings
 Corp                  Common      03234G106      2819               410900         X                         410900
Artesyn
 Technologies
 Inc.                  Common      043127109        69                10500         X                          10500
BAM!
 Entertainment
 Inc.                  Common      059361105      4380              1489810         X                        1489810
Best Buy
 Company Inc           Common      086516101     21217               584500         X                         584500
Boise Cascade
 Corporation           Common      097383103      3453               100000         X                         100000
Boyd Gaming
 Corporation           Common      103304101       600                41700         X                          41700
Brunswick
 Corporation           Common      117043109      5180               185000         X                         185000
CBRL Group Inc.        Common      12489V106      9129               300000         X                         300000
CEC
 Entertainment
 Inc.                  Common      125137109     12398               300200         X                         300200
CKE Restaurants        Common      12561E105      6943               610100         X                         610100
Cabot
 Micorelectronics
 Corporation           Common      12709P103      5883               136300         X                         136300
Catalina
 Marketing
 Corporation           Common      148867104     12699               450000         X                         450000
Celadon Group Inc.     Common      150838100       230                18000         X                          18000
Charter
 Communications
 Inc.              Class A Common  16117M107      1020               250000         X                         250000
Classic
 Vacation
 Group Inc.            Common      18273V103        69               374300         X                         374300
Convergys
 Corporation           Common      212485106       390                20000         X                          20000
Circuit City
 Stores Inc.           Common      172737108      4219               225000         X                         225000
Corvis Corp            Common      221009103       220               339000         X                         339000
Crown Cork &
 Seal Co Inc.          Common      228255105      5261               768000         X                         768000
CTYTC
 Corporation           Common      232946103       638                83681         X                          83681
DAOU
 Systems Inc.          Common      237015102       372               375800         X                         375800
Donegal
 Group Inc.        Class A Common  257701201       226                21900         X                          21900
Dover
 Motorsports Inc.      Common      260174107       468                82100         X                          82100
DOW
 Chemical Co.          Common      260543103      7736               225000         X                         225000
Earthlink
 Network Inc.          Common      270321102       550                83000         X                          83000
Ebookers.com           Common      278725106      2999               379600         X                         379600
Edgar
 Online Inc.           Common      279765101      1689               852930         X                         852930
Echostar
 Communications    Class A Common  278762109     28944              1559500         X                        1559500
ELITE
 Information
 Group Inc. Co.        Common      28659M106     12142              1220300         X                        1220300
Employee
 Solutions             Common      292166105                          70000         X                          70000
Engelhard
 Corporation           Common      292845104      5721               202000         X                         202000
Espeed Inc.            Common      296643109       515                47200         X                          47200
Etoys Inc.             Common      297862104         2               351900         X                         351900
Expedia Inc.       Class A Common  302125109     45303               764100         X                         764100
FMC
 Corporation           Common      302491303      6544               216900         X                         216900
Fibermark Inc.         Common      315646109        85                10000         X                          10000
First Albany
 Companies Inc         Common      318465101        86                14500         X                          14500
4 Kids
 Entertainment
 Inc.                  Common      350865101      7133               344600         X                         344600
Gemstar TV
 Guide Intl Inc.       Common      36866W106      1078               200000         X                         200000
General Mortors
 Corporation       Class H Common  370442832      5200               500000         X                         500000
Giga-Tronics Inc.      Common      375175106       121                51400         X                          51400
Glenayre
 Technologies
 Inc.                  Common      377899109       147               118000         X                         118000
Global
 Technovations
 Inc.                  Common      37939M109         3               340500         X                         340500
HPSC Inc.              Common      404264103       328                35500         X                          35500
Halliburton Co.        Common      406216101      3881               243500         X                         243500
Harrahs
 Entertainment
 Inc.                  Common      413619107      4435               100000         X                         100000
Harris Interactive     Common      414549105       351               104100         X                         104100
Hexcel Corporation     Common      428291108       625               143600         X                         143600
Hollywood
 Casino
 Corporation       Class A Common  436132203     26460              2450000         X                        2450000
Hollywood
 Entertainment
 Corporation           Common      436141105     52573              2542199         X                        2542199
Hotel
 Reservation
 Network Inc.      Class A Common  441451101     14117               334300         X                         334300
Hub Group Inc.     Class A Common  443320106       208                22500         X                          22500
ICN
 Pharmaceuticals
 Inc.                  Common      448924100      9684               400000         X                         400000
IMC Global Inc.        Common      449669100      4414               353100         X                         353100
Imagyn Medical
 Technologies Inc.     Common      45244E100         2                78333         X                          78333
Imperial Chemical
 Inds PLC              Common      452704505      4331               225000         X                         225000
Interland Inc.         Common      458727104     63000             20000000         X                       20000000
Internap Networks
 Services
 Corporation           Common      45884A102        16                68500         X                          68500
International
 Flavors &
 Fragrances Inc.       Common      459506101      8837               272000         X                         272000
International
 Speedway
 Corporation       Class A Common  460335201     12620               314719         X                         314719
Interwave
 Communications
 Intl LTD              Common      G4911N102       211               245300         X                         245300
JCC Holding
 Company               Common      46611Q403      2408               302568         X                         302568
J Jill
 Group Inc.            Common      466189107      1518                40000         X                          40000
JP Morgan
 Chase & Co.           Common      46625H100       288                 8500         X                           8500
JetBlue
 Airways Corp          Common      477143101      6834               150000         X                         150000
Jupiter Media
 Metrix Inc            Common      48206U104        34               148977         X                         148977
Kforce.Comm Inc.       Common      493732101       454                76300         X                          76300
King
 Pharmaceuticals
 Inc.                  Common      495582108      6675               300000         X                         300000
Lantronix Inc.         Common      516548104        82                96300         X                          96300
Lawson
 Software Inc.         Common      520780107       763               132200         X                         132200
Learn2.com Inc.        Common      522002104         1                15428         X                          15428
Liberate
 Technologies          Common      530129105       119                45000         X                          45000
Lodgenet
 Entertainment
 Corporation           Common      540211109     26278              1825000         X                        1825000
Lyondell
 Petrochemical
 Corporation           Common      552078107      5241               347100         X                         347100
Machochem
 Corporation           Common      555903103       175               100000         X                         100000
Marinemax Inc.         Common      567908108      7362               568500         X                         568500
Marvel
 Enterprises Inc.      Common      57383M108       137                25000         X                          25000
MediaLink
 Worldwide Inc.        Common      58445P105        75                19900         X                          19900
Merrill Lynch
 & Co Inc.             Common      590188108       425                10500         X                          10500
Mesa Air Group         Common      590479101      1877               204000         X                         204000
Mesaba
 Holdings Inc.         Common      59066B102     10207              1738781         X                        1738781
Mid Atlantic
 Medical Services,
 Inc.                  Common      59523C107     18810               600000         X                         600000
Monolithic System
 Technology Inc.       Common      609842109       127                11300         X                          11300
Morgan Stanley
 Dean Witter & Co      Common      617446448       164                 3800         X                           3800
Navigant
 International
 Inc.                  Common      63935R108     17524              1132776         X                        1132776
NetBank Inc            Common      640933107       151                13000         X                          13000
Nintendo Co. LTD       Common      654445303       685                37400         X                          37400
Northwest
 Airlines
 Corporation       Class A Common  667280101      4677               387781         X                         387781
Ohio Art Co             Common     677143109       419                32200         X                          32200
On Command
 Corporation            Common     682160106      2684              1588100         X                        1588100
OpenTV
 Corporation
 Cl A              Class A Common  G67543101       215                67500         X                          67500
Pacific Health
 Systems Inc           Common      695112102     60952              2240900         X                        2240900
Pall Corporation       Common      696429307      2075               100000         X                         100000
Peets Coffee
 & Tea Inc.            Common      705560100      7366               400100         X                         400100
Pegasus
 Communications
 Corporation       Class A Common  705904100      3650              5000000         X                        5000000
Pegasus
 Solutions Inc.        Common      705906105      6838               390770         X                         390770
Penn National
 Gaming Inc.           Common      707569109      9053               498794         X                         498794
Pharmacyclics
 Incorporated          Common      716933106       111                25000         X                          25000
Phoenix Group
 Corporation           Common      719072100         6                91500         X                          91500
Physician
 Computer
 Network               Common      71940K109                         251000         X                         251000
Pixar                  Common      725811103      1122                25450         X                          25450
Praxair Inc.           Common      74005P104      9144               160500         X                         160500
Predictive
 Systems Inc.          Common      74036W102        26                84900         X                          84900
Priceline.com          Common      741503106      9204              3299087         X                        3299087
Prudential
 Financial Inc.        Common      744320102       651                19500         X                          19500
Puradyn Filter
 Technologies Inc.     Common      746091107      1665               520300         X                         520300
Qiagen NV              Common      N72482107      3455               296548         X                         296548
QLT Inc.               Common      746927102      5046               378000         X                         378000
Resortquest
 International
 Inc.                  Common      761183102     10887              1910000         X                        1910000
S1 Corporation         Common      78463B101       232                31400         X                          31400
Sabre Group
 Holdings, Inc.        Common      785905100     52805              1475000         X                        1475000
Sapient
 Corporation           Common      803062108       471               444600         X                         444600
Sega
 Enterprises
 LTD                   Common      815793104       180                30000         X                          30000
Sepracor Inc.          Common      817315104       621                65000         X                          65000
Solectron
 Corporation           Common      834182107       199                32384         X                          32384
Soundview
 Technology
 Group Inc.            Common      83611Q109       567               333450         X                         333450
Spanish
 Broadcasting
 System Inc.       Class A Common  846425882      5725               572500         X                         572500
Sportsline.com
 Inc.                  Common      848934105       812               788000         X                         788000
Station
 Casinos Inc.          Common      857689103     57190              3203900         X                        3203900
Systemax Inc.          Common      871851101       100                41500         X                          41500
TMP Worldwide
 Inc.                  Common      872941109      8265               384400         X                         384400
Talbots Inc.           Common      874161102     14088               402500         X                         402500
Teledyne
 Technologies          Common      879360105       191                 9200         X                           9200
Tellabs Inc.           Common      879664100       291                46928         X                          46928
TheStreet.com
 Inc.                  Common      88368Q103       121                53200         X                          53200
TOPPS Co Inc.          Common      890786106       380                37800         X                          37800
Toys R Us Inc.         Common      892335100       349                20000         X                          20000
Triad Hospital
 Inc.                  Common      89579K109     20131               475000         X                         475000
Trover
 Solutions Inc.        Common      897249108      7680              1301700         X                        1301700
Tweeter Home
 Entertainment
 Group Inc.            Common      901167106      3268               200000         X                         200000
UAL Corporation        Common      902549500      5720               500000         X                         500000
US Oncology Inc.       Common      90338W103     16660              2000000         X                        2000000
US Air Group Inc.      Common      911905107      3137               847800         X                         847800
United
 Therapeutics
 Corporation           Common      91307C102      1854               150000         X                         150000
Universal
 Health
 Services,
 Inc.              Class B Common  913903100      8820               180000         X                         180000
Viewpoint
 Corporation           Common      92672P108       222                46001         X                          46001
Vivendi
 Universal             Common      92851S204       579                26917         X                          26917
VNU N V                Common      92856P108       422                15172         X                          15172
WMS Industries         Common      929297109      2450               200000         X                         200000
WABTEC
 Corporation           Common      929740108      1368                96000         X                          96000
Zixit
 Corporation           Common      989748100       389                70900         X                          70900
  Total Long Equities                           936678